Investment Risks	May 30, 2026
AlternativeEquityETFs-ComboPro | Fidelity Dynamic Buffered Equity ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
AlternativeEquityETFs-ComboPro | Fidelity Dynamic Buffered Equity ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
AlternativeEquityETFs-ComboPro | Fidelity Dynamic Buffered Equity ETF | OptionsRiskMember
Prospectus Line Items
Risk [Text Block]	Options Risk. The fund may purchase or write (i.e., sell) put and call options. Under certain circumstances, the fund may be required to buy or sell the underlying security or instrument (or settle in cash an amount of equal value) at a disadvantageous price, resulting in a loss. Options may involve economic leverage, which could result in greater volatility in price movement. Certain transaction costs associated with purchasing and writing options may impact the fund's returns.
AlternativeEquityETFs-ComboPro | Fidelity Dynamic Buffered Equity ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
AlternativeEquityETFs-ComboPro | Fidelity Dynamic Buffered Equity ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
AlternativeEquityETFs-ComboPro | Fidelity Dynamic Buffered Equity ETF | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
AlternativeEquityETFs-ComboPro | Fidelity Dynamic Buffered Equity ETF | QuantitativeInvestingMember
Prospectus Line Items
Risk [Text Block]	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
AlternativeEquityETFs-ComboPro | Fidelity Dynamic Buffered Equity ETF | SecuritiesLendingRiskMember
Prospectus Line Items
Risk [Text Block]	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
AlternativeEquityETFs-ComboPro | Fidelity Dynamic Buffered Equity ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
AlternativeEquityETFs-ComboPro | Fidelity Dynamic Buffered Equity ETF | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
AlternativeEquityETFs-ComboPro | Fidelity Hedged Equity ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
AlternativeEquityETFs-ComboPro | Fidelity Hedged Equity ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
AlternativeEquityETFs-ComboPro | Fidelity Hedged Equity ETF | OptionsRiskMember
Prospectus Line Items
Risk [Text Block]	Options Risk. The fund may purchase or write (i.e., sell) put and call options. Under certain circumstances, the fund may be required to buy or sell the underlying security or instrument (or settle in cash an amount of equal value) at a disadvantageous price, resulting in a loss. Options may involve economic leverage, which could result in greater volatility in price movement. Certain transaction costs associated with purchasing and writing options may impact the fund's returns.
AlternativeEquityETFs-ComboPro | Fidelity Hedged Equity ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
AlternativeEquityETFs-ComboPro | Fidelity Hedged Equity ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
AlternativeEquityETFs-ComboPro | Fidelity Hedged Equity ETF | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
AlternativeEquityETFs-ComboPro | Fidelity Hedged Equity ETF | QuantitativeInvestingMember
Prospectus Line Items
Risk [Text Block]	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
AlternativeEquityETFs-ComboPro | Fidelity Hedged Equity ETF | SecuritiesLendingRiskMember
Prospectus Line Items
Risk [Text Block]	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
AlternativeEquityETFs-ComboPro | Fidelity Hedged Equity ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
AlternativeEquityETFs-ComboPro | Fidelity Hedged Equity ETF | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
AlternativeEquityETFs-ComboPro | Fidelity Yield Enhanced Equity ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
AlternativeEquityETFs-ComboPro | Fidelity Yield Enhanced Equity ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
AlternativeEquityETFs-ComboPro | Fidelity Yield Enhanced Equity ETF | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. The fund's ability to distribute income to shareholders will depend on the yield available on the common stocks held by the fund and the premiums received by the fund with respect to its written call options. Changes in the dividend policies of companies held by the fund could make it difficult for the fund to provide a predictable level of income. In addition, the premiums received by the fund with respect to its written call options will vary over time and based on market conditions.
AlternativeEquityETFs-ComboPro | Fidelity Yield Enhanced Equity ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
AlternativeEquityETFs-ComboPro | Fidelity Yield Enhanced Equity ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
AlternativeEquityETFs-ComboPro | Fidelity Yield Enhanced Equity ETF | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
AlternativeEquityETFs-ComboPro | Fidelity Yield Enhanced Equity ETF | CallOptionsWritingRiskMember
Prospectus Line Items
Risk [Text Block]	Call Options Writing Risk. Writing call options involves the risk that the fund may be required to sell the underlying security or instrument (or settle in cash an amount of equal value) at a disadvantageous price or below the market price of such underlying security or instrument, at the time the option is exercised. As the writer of a call option, the fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the underlying security or instrument covering the option above the sum of the premium and the exercise price but retains the risk of loss should the price of the underlying security or instrument decline. Additionally, the fund's call option writing strategy may not fully protect it against declines in the value of the market.
AlternativeEquityETFs-ComboPro | Fidelity Yield Enhanced Equity ETF | DistributionTaxRiskMember
Prospectus Line Items
Risk [Text Block]	Distribution Tax Risk. While the fund will normally pay its income as distributions, the fund's distributions may exceed the fund's income and gains for the fund's taxable year. Distributions in excess of the fund's current and accumulated earnings and profits will be treated as a return of capital and may have a negative impact on the fund.
AlternativeEquityETFs-ComboPro | Fidelity Yield Enhanced Equity ETF | QuantitativeInvestingMember
Prospectus Line Items
Risk [Text Block]	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
AlternativeEquityETFs-ComboPro | Fidelity Yield Enhanced Equity ETF | SecuritiesLendingRiskMember
Prospectus Line Items
Risk [Text Block]	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
AlternativeEquityETFs-ComboPro | Fidelity Yield Enhanced Equity ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
AlternativeEquityETFs-ComboPro | Fidelity Yield Enhanced Equity ETF | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityManagedFuturesETF-PRO | Fidelity Managed Futures ETF | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
FidelityManagedFuturesETF-PRO | Fidelity Managed Futures ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityManagedFuturesETF-PRO | Fidelity Managed Futures ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityManagedFuturesETF-PRO | Fidelity Managed Futures ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FidelityManagedFuturesETF-PRO | Fidelity Managed Futures ETF | InvestingInOtherFundsMember
Prospectus Line Items
Risk [Text Block]	Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityManagedFuturesETF-PRO | Fidelity Managed Futures ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
FidelityManagedFuturesETF-PRO | Fidelity Managed Futures ETF | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityManagedFuturesETF-PRO | Fidelity Managed Futures ETF | SubsidiaryRiskMember
Prospectus Line Items
Risk [Text Block]	Subsidiary Risk. Investment in Fidelity Managed Futures Cayman Ltd, an unregistered subsidiary, is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with investing in derivatives and commodity-linked investing in general. Changes in tax and other laws could negatively affect investments in the subsidiary.
FidelityManagedFuturesETF-PRO | Fidelity Managed Futures ETF | CommodityFuturesMember
Prospectus Line Items
Risk [Text Block]	Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which the fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the fund from liquidating unfavorable positions and subject the fund to losses or prevent it from entering into desired trades during the particular trading day.
FidelityManagedFuturesETF-PRO | Fidelity Managed Futures ETF | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityManagedFuturesETF-PRO | Fidelity Managed Futures ETF | QuantitativeInvestingMember
Prospectus Line Items
Risk [Text Block]	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends. In making investment allocation decisions, the Adviser utilizes quantitative models that may be proprietary or developed by third parties. These models are used by the Adviser to determine the fund's target asset allocation. The fund's investment models used in making investment allocation decisions may not adequately consider certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data, any of which may result in a decline in the value of your investment. There can be no assurance that the models used by the Adviser will remain viable, due to various factors, which may include the quality of the data input into the models and the assumptions underlying such models, which to varying degrees involve the exercise of judgment, as well as the possibility of errors in constructing or using the model.
FidelityManagedFuturesETF-PRO | Fidelity Managed Futures ETF | CashTransactionsRiskMember
Prospectus Line Items
Risk [Text Block]	Cash Transactions Risk. Unlike certain ETFs, the fund may effect some or all creations and redemptions using cash, rather than in-kind securities. As a result, an investment in the fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
FidelityManagedFuturesETF-PRO | Fidelity Managed Futures ETF | ShortSalesAndLeverageRiskMember
Prospectus Line Items
Risk [Text Block]	Short Sales and Leverage Risk. Short sales pose more risk than long positions. Because a short position loses value as the security's price increases, the loss on a short sale is theoretically unlimited. Regulatory bans on certain short selling activities may prevent a fund from fully implementing its strategy. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. The fund's use of futures, forward contracts, options, swaps, and other derivative instruments may result in losses. The value of these derivative instruments may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments and may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of underlying instruments may produce disproportionate losses to the fund. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Moreover, a relatively small price movement in a derivative contract may result in substantial losses to the fund, exceeding the amount of the margin paid. The use of derivatives can increase the fund's risk exposure to underlying assets and their attendant risks, while also exposing the fund to the risk of mispricing or other improper valuation and the risk that changes in the value of a derivative may not correlate as anticipated with the underlying asset, rate, index or overall securities markets, thereby reducing their effectiveness.
FidelityManagedFuturesETF-PRO | Fidelity Managed Futures ETF | CommodityLinkedInvestingMember
Prospectus Line Items
Risk [Text Block]	Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
FidelityManagedFuturesETF-PRO | Fidelity Managed Futures ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelityManagedFuturesETF-PRO | Fidelity Managed Futures ETF | USGovernmentObligationsRiskMember
Prospectus Line Items
Risk [Text Block]	U.S. Government Obligations Risk. Certain securities in which the fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
FidelityManagedFuturesETF-PRO | Fidelity Managed Futures ETF | SwapsRiskMember
Prospectus Line Items
Risk [Text Block]	Swaps Risk. The fund may invest in excess return and total return swaps. Swaps may be difficult to value and may be illiquid. The fund could experience losses if the underlying asset or reference does not perform as anticipated. Certain swaps have the potential for unlimited losses, regardless of the size of the initial investment.
Document Type	485BPOS